Interest expense and finance costs (Tables)	3 Months Ended
Mar. 31, 2018
Interest Expense And Finance Costs [Abstract]
Schedule of Interest expense and finance costs
	Three months ended
	Mar 31, 2018	Mar 31, 2017
Interest incurred	5,109,737	4,303,181
Amortization of deferred finance fees	592,254	607,740
	5,701,991	4,910,921